Condensed Interim Consolidated Statements of Earnings (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Condensed Interim Consolidated Statements of Earnings (Unaudited)
Revenue	$ 17,715	$ 17,133	$ 51,318	$ 43,320
Direct manufacturing costs	11,527	11,856	33,977	29,962
Gross margin	6,188	5,277	17,341	13,358
Expenses
Research and development	(407)	1,169	2,294	3,223
Government assistance	737	(1)	(94)	(85)
Sales and marketing	715	582	2,540	1,866
General and administrative	1,474	634	4,115	2,907
Stock based compensation	2,382	543	2,781	1,246
Depreciation and amortization	499	388	1,362	1,033
Total operating expenses	5,400	3,315	12,998	10,190
Income from operations	788	1,962	4,343	3,168
Net finance charges	384	591	1,376	1,925
Foreign exchange loss (gain) and interest income	99	464	704	(72)
Income tax recovery	0	0	99	0
Net income for the period	$ 305	$ 907	$ 2,362	$ 1,315
Basic income per share	$ 0.01	$ 0.02	$ 0.05	$ 0.04
Diluted income per share	$ 0.01	$ 0.02	$ 0.05	$ 0.03
Weighted average number of shares - basic	49,744,052	40,100,715	48,200,156	37,509,735
Weighted average number of shares - diluted	52,497,545	42,011,683	50,378,421	40,234,391